EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE [Text Block]

23. EARNINGS (LOSS) PER SHARE

Earnings (loss) per share, calculated on a basic and diluted basis, is as follows:

	Year ended December 31,
	2023	2022
Net income (loss) attributable to common shareholders - basic and diluted	82,726	(25,971)
(in thousands of common shares)
Weighted-average number of common shares	288,560	286,236
Effect of dilutive securities:
Stock options	2,419	-
Weighted-average number of diluted common shares	290,979	286,236
Earnings (loss) per common share
Basic earnings (loss) per share	0.29	(0.09)
Diluted earnings (loss) per share	0.28	(0.09)